OFF-BALANCE SHEET ACCOUNTS	12 Months Ended
Dec. 31, 2017
Off balance sheet accounts [Abstract]
Disclosure of off balance sheet accounts [Text Block]
20	OFF-BALANCE SHEET ACCOUNTS

a)	This item consists of the following:

	2017	2016
	S/(000)	S/(000)

Contingent credits – indirect loans (b), Note 7(a)
Guarantees and standby letters	17,688,087	18,000,311
Import and export letters of credit	1,681,472	1,831,674
	19,369,559	19,831,985

Responsibilities under credit line agreements (c)	23,553,406	25,812,963
Total	42,922,965	45,644,948

Reference values of operations with derivatives are recorded in off-balance sheet accounts in the committed currency, as shown in Note 12(b).

b)
In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.

Credit risk for contingent credits is defined as the possibility of sustaining a loss because one of the parties to a financial instrument fails to comply with the terms of the contract. The risk of credit losses is represented by the contractual amounts specified in the related contracts. The Group applies the same credit policies in making contingent commitments and other obligations as it does for on-balance sheet instruments (Note 7(a)), including the requirement to obtain collateral when it is deemed necessary.

Collateral held varies, but may include deposits in financial institutions, securities or other assets. Many of the contingent transactions reach maturity without any performance being required; therefore, the total committed amounts do not necessarily represent future cash requirements.

c)	Lines of credit conceded include consumer loans and other consumer loan facilities (credit card receivables) granted to clients and are cancelable upon related notice to the customer.